TAXES PAYABLE (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
TAXES PAYABLE
Income taxes payable	$ 654,908	$ 663,348
VAT payable	0	68,427
Other	447	1,074
Total taxes payable	$ 655,355	$ 732,849